Loans, net	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Loans, net
6.	Loan, net

(a)	This caption is made up as follows:

	2021	2020
	S/(000)	S/(000)
Direct loans
Loans (*)	35,490,230	34,718,320
Credit cards and other loans (**)	4,814,758	4,379,884
Leasing	1,110,958	1,211,324
Factoring	867,765	571,994
Discounted notes	572,334	468,664
Advances and overdrafts	40,978	39,414
Refinanced loans	236,520	287,119
Past due and under legal collection loans	1,554,679	1,405,185

	44,688,222	43,081,904

Plus (minus)
Accrued interest from performing loans	404,923	445,122
Unearned interest and interest collected in advance	(22,645)	(22,752)
Impairment allowance for loans (d)	(2,064,917)	(2,984,851)

Total direct loans, net	43,005,583	40,519,423

Indirect loans, Note 18(a)	4,440,458	4,611,931

(*)
As of December 31,
2021
and 2020, Interbank maintains repo operations of loans represented in securities according to the BCRP’s definition. In consequence, loans provided as guarantee amounts to S/4,401,121,000 and S/5,902,540,00, respectively, and is presented in the caption “Loan, net”, and the related liability is presented in the caption “Due to banks and correspondents” of the consolidated statement of financial position; see Note 12(b).

(**)	As of December 31, 2021 and 2020, it includes non-revolving consumer loans related to credit card lines for approximately S/2,536,448,000 and S/2,343,079,000, respectively.
(b)	The classification of the direct loan portfolio is as follows:

	2021	2020
	S/(000)	S/(000)
Commercial loans (c.1)	22,118,918	22,001,567
Consumer loans (c.1)	12,514,499	11,416,175
Mortgage loans (c.1)	8,552,304	7,721,267
Small and micro-business loans (c.1)	1,502,501	1,942,895

Total	44,688,222	43,081,904

During 2020, the balance of the direct loans includes disbursements made by Interbank within the “Reactiva Peru” program for approximately
S/6,617,000,000, out of which S/5,159,000,000 were granted to clients of its commercial loans and S/1,458,000,000 to clients of its small and micro-business loans, see Notes 1(b.2) and 30.1.
The balance of rescheduled loans under the “Reactiva Peru” program as of December 31, 2021 and 2020 is as follows:

	2021	2020
	S/(000)	S/(000)
Commercial loans	3,848,904	5,158,721
Small and micro-business loans	1,047,233	1,457,047

Total	4,896,137	6,615,768

For purposes of estimating the impairment loss in accordance with IFRS 9, the Group’s loans is segmented into homogeneous groups that share similar risk characteristics; the Group determined these 3 types of portfolios: Retail Banking (consumer and mortgage loans), Commercial Banking (commercial loans) and Small Business Banking (loans to small and micro-business).

(c)
The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating as of December 31, 2021 and 2020. The amounts presented do not consider impairment.

	2021				2020
Direct loans, (c.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	33,465,863	428,269	—	33,894,132	29,056,184	1,268,445	—	30,324,629
Standard grade	4,408,249	371,023	—	4,779,272	4,354,168	1,534,936	—	5,889,104
Sub-standard grade	1,918,709	1,191,914	—	3,110,623	692,669	1,159,438	—	1,852,107
Past due but not impaired	729,660	862,359	—	1,592,019	790,257	1,781,871	—	2,572,128
Impaired
Individually	—	—	41,069	41,069	—	—	7,678	7,678
Collectively	—	—	1,271,107	1,271,107	—	—	2,436,258	2,436,258

Total direct loans	40,522,481	2,853,565	1,312,176	44,688,222	34,893,278	5,744,690	2,443,936	43,081,904

	2021				2020
Contingent Credits: Guarantees and stand-by letters, import and export letters of credit (substantially, all indirect loans correspond to commercial loans)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	3,871,575	347,420	—	4,218,995	3,938,193	460,431	—	4,398,624
Standard grade	79,334	798	—	80,132	104,499	68,379	—	172,878
Sub-standard grade	33,453	82,821	—	116,274	65	10,302	—	10,367
Past due but not impaired	—	—	—	—	—	—	—	—
Impaired
Individually	—	—	12,909	12,909	—	—	22,607	22,607
Collectively	—	—	12,148	12,148	—	—	7,455	7,455

Total indirect loans	3,984,362	431,039	25,057	4,440,458	4,042,757	539,112	30,062	4,611,931

(c.1)	The following tables show the credit quality and maximum exposure to credit risk for each classification of the direct loans:

	2021				2020
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	16,535,489	372,946	—	16,908,435	15,876,174	757,184	—	16,633,358
Standard grade	2,229,068	163,143	—	2,392,211	2,902,150	966,358	—	3,868,508
Sub-standard grade	1,094,980	509,141	—	1,604,121	304,843	124,287	—	429,130
Past due but not impaired	376,301	324,017	—	700,318	419,007	414,829	—	833,836
Impaired
Individually	—	—	41,069	41,069	—	—	7,678	7,678
Collectively	—	—	472,764	472,764	—	—	229,057	229,057

Total direct loans	20,235,838	1,369,247	513,833	22,118,918	19,502,174	2,262,658	236,735	22,001,567

	2021				2020
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	9,365,186	53,219	—	9,418,405	6,615,423	209,136	—	6,824,559
Standard grade	1,386,872	75,474	—	1,462,346	798,142	400,173	—	1,198,315
Sub-standard grade	527,381	391,980	—	919,361	135,137	539,175	—	674,312
Past due but not impaired	89,186	270,241	—	359,427	133,187	882,195	—	1,015,382
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	354,960	354,960	—	—	1,703,607	1,703,607

Total direct loans	11,368,625	790,914	354,960	12,514,499	7,681,889	2,030,679	1,703,607	11,416,175

	2021				2020
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	6,749,848	1,838	—	6,751,686	5,447,111	24,010	—	5,471,121
Standard grade	715,652	43,702	—	759,354	422,425	145,076	—	567,501
Sub-standard grade	287,750	159,549	—	447,299	217,289	371,910	—	589,199
Past due but not impaired	231,610	93,827	—	325,437	233,595	416,371	—	649,966
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	268,528	268,528	—	—	443,480	443,480

Total direct loans	7,984,860	298,916	268,528	8,552,304	6,320,420	957,367	443,480	7,721,267

	2021				2020
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Not impaired
High grade	815,340	266	—	815,606	1,117,476	278,115	—	1,395,591
Standard grade	76,657	88,704	—	165,361	231,451	23,329	—	254,780
Sub-standard grade	8,598	131,244	—	139,842	35,400	124,066	—	159,466
Past due but not impaired	32,563	174,274	—	206,837	4,468	68,476	—	72,944
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	174,855	174,855	—	—	60,114	60,114

Total direct loans	933,158	394,488	174,855	1,502,501	1,388,795	493,986	60,114	1,942,895

(d)	The balances of the direct and indirect loan portfolio and th e movement of the respective allowance for expected credit loss, calculated according to IFRS 9, is as follows:
(d.1) Direct loans

	2021				2020
Gross carrying amount of direct loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Beginning of year balances	34,893,278	5,744,690	2,443,936	43,081,904	34,822,014	2,540,245	894,885	38,257,144
New originated or purchased assets	21,545,125	—	—	21,545,125	21,449,051	—	—	21,449,051
Assets matured or derecognized (excluding write-offs)	(14,791,609)	(760,419)	(126,811)	(15,678,839)	(13,398,763)	(484,271)	(68,664)	(13,951,698)
Transfers to Stage 1	4,351,705	(3,843,213)	(508,492)	—	730,043	(728,403)	(1,640)	—
Transfers to Stage 2	(2,064,223)	2,730,130	(665,907)	—	(5,701,687)	5,737,777	(36,090)	—
Transfers to Stage 3	(810,812)	(775,058)	1,585,870	—	(1,105,357)	(1,232,556)	2,337,913	—
Write-offs	—	—	(1,444,538)	(1,444,538)	—	—	(925,960)	(925,960)
Others (*)	(3,593,568)	(316,605)	(16,412)	(3,926,585)	(2,833,086)	(146,760)	216,109	(2,763,737)
Foreign exchange effect	992,585	74,040	44,530	1,111,155	931,063	58,658	27,383	1,017,104

End of year balances	40,522,481	2,853,565	1,312,176	44,688,222	34,893,278	5,744,690	2,443,936	43,081,904

	2021				2020
Changes in the allowance for expected credit losses for direct loans, see (d.1.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss at the beginning of year balances	180,241	1,145,207	1,659,403	2,984,851	461,892	394,773	538,114	1,394,779

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	397,989	—	—	397,989	451,031	—	—	451,031
Assets matured or derecognized (excluding write-offs)	(114,680)	(65,927)	(43,917)	(224,524)	(83,688)	(59,007)	(33,298)	(175,993)
Transfers to Stage 1	439,400	(438,283)	(1,117)	—	75,293	(74,069)	(1,224)	—
Transfers to Stage 2	(208,937)	428,732	(219,795)	—	(464,875)	480,358	(15,483)	—
Transfers to Stage 3	(116,057)	(271,149)	387,206	—	(78,182)	(364,587)	442,769	—
Impact on the expected credit loss for credits that change stage in the year (***)	(107,177)	(238,805)	239,241	(106,741)	(97,685)	770,405	1,478,591	2,151,311
Others (**)	479,443	(159,658)	13,495	333,280	(86,483)	(17,357)	54,482	(49,358)

Total	769,981	(745,090)	375,113	400,004	(284,589)	735,743	1,925,837	2,376,991
Write-offs	—	—	(1,525,094)	(1,525,094)	—	—	(925,960)	(925,960)
Recovery of written–off loans	—	—	181,969	181,969	—	—	106,395	106,395
Foreign exchange effect	6,234	4,764	12,189	23,187	2,938	14,691	15,017	32,646

Expected credit loss at the end of year balances	956,456	404,881	703,580	2,064,917	180,241	1,145,207	1,659,403	2,984,851

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages, and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***)
With the purpose of reflecting the impact of the uncertainty due to the
Covid-19
pandemic, see Note 1(b), during 2020, the Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3. These migrations into higher risk Stages led to incurrence of a higher provision for expected loss. During 2021, the Group decided to apply a new expert judgment, see Note 30.1(d.7).

(d.1.1)	The following tables show the movement of the allowance for expected credit losses for each classification of the direct loan portfolio:

	2021				2020
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss at beginning of year	71,272	98,040	68,448	237,760	54,693	24,399	67,158	146,250

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	30,045	—	—	30,045	118,602	—	—	118,602
Assets derecognized or matured (excluding write-offs)	(33,005)	(12,728)	(2,726)	(48,459)	(21,764)	(5,610)	(3,272)	(30,646)
Transfers to Stage 1	26,456	(26,456)	—	—	2,759	(2,759)	—	—
Transfers to Stage 2	(19,847)	19,847	—	—	(40,813)	40,813	—	—
Transfers to Stage 3	(22,205)	(16,355)	38,560	—	(1,112)	(1,772)	2,884	—
Impact on the expected credit loss for credits that change stage in the year (**)	(16,399)	44,934	143,162	171,697	(4,594)	46,314	22,446	64,166
Others (*)	58,996	(50,913)	(44,625)	(36,542)	(39,045)	(14,597)	2,963	(50,679)

Total	24,041	(41,671)	134,371	116,741	14,033	62,389	25,021	101,443
Write-offs	—	—	(27,392)	(27,392)	—	—	(27,817)	(27,817)
Recovery of written–off loans	—	—	1,404	1,404	—	—	1,756	1,756
Foreign exchange effect	5,561	3,731	5,636	14,928	2,546	11,252	2,330	16,128

Expected credit loss at end of year	100,874	60,100	182,467	343,441	71,272	98,040	68,448	237,760

	2021				2020
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss at beginning of year	85,321	901,602	1,426,470	2,413,393	384,989	332,697	340,914	1,058,600

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	348,647	—	—	348,647	185,014	—	—	185,014
Assets derecognized or matured (excluding write-offs)	(77,181)	(49,433)	(25,906)	(152,520)	(57,327)	(49,644)	(18,275)	(125,246)
Transfers to Stage 1	382,412	(381,300)	(1,112)	—	57,658	(56,434)	(1,224)	—
Transfers to Stage 2	(149,863)	362,940	(213,077)	—	(364,594)	368,484	(3,890)	—
Transfers to Stage 3	(77,865)	(223,051)	300,916	—	(73,702)	(353,230)	426,932	—
Impact on the expected credit loss for loans that change stage in the year (**)	(74,056)	(332,709)	(22,895)	(429,660)	(85,873)	630,793	1,363,177	1,908,097
Others (*)	364,973	(15,296)	109,462	459,139	39,014	26,254	79,720	144,988

Total	717,067	(638,849)	147,388	225,606	(299,810)	566,223	1,846,440	2,112,853
Write-offs	—	—	(1,414,948)	(1,414,948)	—	—	(868,121)	(868,121)
Recovery of written–off loans	—	—	175,287	175,287	—	—	100,760	100,760
Foreign exchange effect	33	466	1,844	2,343	142	2,682	6,477	9,301

Expected credit loss at end of year	802,421	263,219	336,041	1,401,681	85,321	901,602	1,426,470	2,413,393

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages, and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
With the purpose of reflecting the impact of the uncertainty due to the
Covid-19
pandemic, see Note 1(b), during 2020, the Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3. These migrations into higher risk Stages led to incurrence of a higher provision for expected loss. During 2021, the Group decided to apply a new expert judgment, see Note 30.1(d.7).

	2021				2020
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss at beginning of year	11,123	62,782	114,079	187,984	9,418	22,788	89,476	121,682

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	2,357	—	—	2,357	2,125	—	—	2,125
Assets derecognized or matured (excluding write-offs)	(1,787)	(1,038)	(12,929)	(15,754)	(932)	(1,972)	(10,652)	(13,556)
Transfers to Stage 1	9,458	(9,458)	—	—	13,011	(13,011)	—	—
Transfers to Stage 2	(2,896)	9,457	(6,561)	—	(11,306)	22,819	(11,513)	—
Transfers to Stage 3	(1,106)	(1,753)	2,859	—	(430)	(4,667)	5,097	—
Impact on the expected credit loss for credits that change stage in the year (**)	(4,155)	(20,041)	(11,576)	(35,772)	(5,902)	34,008	72,212	100,318
Others (*)	(915)	2,170	11,800	13,055	4,920	2,066	(32,125)	(25,139)

Total	956	(20,663)	(16,407)	(36,114)	1,486	39,243	23,019	63,748
Write-offs	—	—	(2,419)	(2,419)	—	—	(4,350)	(4,350)
Recovery of written–off loans	—	—	—	—	—	—	—	—
Foreign exchange effect	590	562	4,597	5,749	219	751	5,934	6,904

Expected credit loss at end of year	12,669	42,681	99,850	155,200	11,123	62,782	114,079	187,984

	2021				2020
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss at beginning of year	12,525	82,783	50,406	145,714	12,792	14,889	40,566	68,247

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	16,940	—	—	16,940	145,290	—	—	145,290
Assets derecognized or matured (excluding write-offs)	(2,707)	(2,728)	(2,356)	(7,791)	(3,665)	(1,781)	(1,099)	(6,545)
Transfers to Stage 1	21,074	(21,069)	(5)	—	1,865	(1,865)	—	—
Transfers to Stage 2	(36,331)	36,488	(157)	—	(48,162)	48,242	(80)	—
Transfers to Stage 3	(14,881)	(29,990)	44,871	—	(2,938)	(4,918)	7,856	—
Impact on the expected credit loss for loans that change stage in the year (**)	(12,567)	69,011	130,550	186,994	(1,316)	59,290	20,756	78,730
Others (*)	56,389	(95,619)	(63,142)	(102,372)	(91,372)	(31,080)	3,924	(118,528)

Total	27,917	(43,907)	109,761	93,771	(298)	67,888	31,357	98,947
Write-offs	—	—	(80,335)	(80,335)	—	—	(25,672)	(25,672)
Recovery of written–off loans	—	—	5,278	5,278	—	—	3,879	3,879
Foreign exchange effect	50	5	112	167	31	6	276	313

Expected credit loss at end of year	40,492	38,881	85,222	164,595	12,525	82,783	50,406	145,714

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages, and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
With the purpose of reflecting the impact of the uncertainty due to the
Covid-19
pandemic, see Note 1(b), during 2020, the Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3. These migrations to higher risk Stages led to incurrence of a higher provision for expected losses. During 2021, the Group decided to apply a new expert judgment, see Note 30.1(d.7).

(d.2) Indirect loans (substantially, all indirect loans correspond to commercial loans)

	2021				2020
Gross carrying amount of contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	4,042,757	539,112	30,062	4,611,931	3,849,152	222,418	30,407	4,101,977
New originated or purchased assets	1,667,947	—	—	1,667,947	1,696,200	—	—	1,696,200
Assets derecognized or matured	(1,887,316)	(139,391)	(13,564)	(2,040,271)	(1,246,157)	(52,739)	(1,721)	(1,300,617)
Transfers to Stage 1	114,321	(114,261)	(60)	—	110,554	(110,554)	—	—
Transfers to Stage 2	(136,230)	136,230	—	—	(502,937)	502,937	—	—
Transfers to Stage 3	(3,065)	(5,325)	8,390	—	(424)	(749)	1,173	—
Others (*)	(14,239)	(15,369)	—	(29,608)	(28,271)	(32,605)	—	(60,876)
Foreign exchange effect	200,187	30,043	229	230,459	164,640	10,404	203	175,247

End of year balances	3,984,362	431,039	25,057	4,440,458	4,042,757	539,112	30,062	4,611,931

	2021				2020
Changes in the allowance for expected credit losses for contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)	S(000)

Expected credit loss at beginning of year balances	15,741	18,945	23,037	57,723	16,367	4,720	18,607	39,694

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	4,016	—	—	4,016	5,816	—	—	5,816
Assets derecognized or matured	(8,737)	(1,222)	(9,991)	(19,950)	(2,859)	(640)	(254)	(3,753)
Transfers to Stage 1	485	(474)	(11)	—	1,681	(1,681)	—	—
Transfers to Stage 2	(1,464)	1,464	—	—	(7,493)	7,493	—	—
Transfers to Stage 3	(754)	(294)	1,048	—	(89)	(32)	121	—
Impact on the expected credit loss for credits that change stage in the year (***)	(138)	542	681	1,085	(1,476)	7,578	596	6,698
Others (**)	(1,198)	(815)	(1,565)	(3,578)	3,085	1,185	3,922	8,192

Total	(7,790)	(799)	(9,838)	(18,427)	(1,335)	13,903	4,385	16,953
Foreign exchange effect	643	346	44	1,033	709	322	45	1,076

Expected credit loss at the end of year balances, Note 10(a)	8,594	18,492	13,243	40,329	15,741	18,945	23,037	57,723

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages, and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***)
With the purpose of reflecting the impact of the uncertainty due to the
Covid-19
pandemic, see Note 1(b), during 2020, the Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3. These migrations to higher risk stages led to incur in a higher provision for expected losses. During 2021, the Group decided to apply a new expert judgment, see Note 30.1(d.7).

(e)
In Management’s opinion, the allowance for loan losses recorded as of December 31, 2021 and 2020, has been established in accordance with IFRS 9; and it is sufficient to cover incurred losses on the loan portfolio.

(f)
The interest that the loan portfolio generates is freely agreed considering the interest rates prevailing on the market. In March 2021, the government published Act No. 31143, “Act Protecting Consumers of Financial Services from Usury”, through which the Congress of the Republic of Peru established that the BCRP has
 the
ability to establish
maximum and minimum interest rates that
participants in
the Peruvian financial system can charge. In April 2021, the BCRP established the methodology for the calculation of the maximum interest rate for consumer, small and micro-business loans, which shall be updated semi-annually in May and November. The maximum interest rate for the period November 2021-April 2022 is 83.64 percent in national currency and 66.08 percent in foreign currency.

(g)	Interest income from loans classified in Stage 3 is calculated through the effective interest rate adjusted for credit quality at amortized cost.

(h)	The refinanced loans during the 2021 period amounted to approximately S/114,747,000 (S/188,311,000, during 2020) which had no significant impact on the consolidated statement of income.
During 2020, the Group has modified the contractual conditions of a determined number of loans as relief for its clients’ liquidity as
 a

consequence of the
Covid-19
pandemic, for a total of approximately S/12,663,960,000. Said loans are not considered as refinanced loans. As of December 31, 2021 and 2020, the balances of the rescheduled loans amount to approximately S/6,266,601,000 and S/10,489,296,000; see further detail in Note 30(d.5).
Additionally, during 2021, the Group has modified the contractual conditions of a determined number of loans that were granted under the “Reactiva Peru” program, for a total amount of approximately S/2,012,855,000. Said loans were not deemed as refinanced loans. As of December 31, 2021, the balance of rescheduled loans amounts to
 approximately S/1,974,180,000, see further detail in Note 30(d.6).

(i)	The table below presents the maturity of direct loan portfolio without including accrued interest, interest to be accrued and interest collected in advance as of December 31, 2021 and 2020:

	2021	2020
	S/(000)	S/(000)
Outstanding
Up to 1 month	3,345,496	3,107,011
From 1 to 3 months	5,935,876	4,197,570
From 3 months to 1 year	10,222,266	9,619,503
From 1 to 5 years	18,131,367	19,720,158
Over 5 years	5,498,538	5,032,477

	43,133,543	41,676,719
Past due and under legal collection loans, see (i.1) -
Up to 4 months	512,669	259,557
Over 4 months	515,237	725,715
Under legal collection	526,773	419,913

	44,688,222	43,081,904

(i.1)	The tables below present past due and under legal collection loans for each classification of the direct loan portfolio:

	2021	2020
	S/(000)	S/(000)

Commercial loans
Up to 4 months	226,342	20,051
Over 4 months	187,670	72,162
Under legal collection	224,948	159,586

	638,960	251,799

Consumer loans
Up to 4 months	77,144	159,745
Over 4 months	205,038	520,026
Under legal collection	83,747	73,726

	365,929	753,497

	2021	2020
	S/(000)	S/(000)

Mortgage loans
Up to 4 months	32,230	42,906
Over 4 months	65,878	124,480
Under legal collection	177,418	146,697

	275,526	314,083

Small and micro-business loans
Up to 4 months	176,953	36,855
Over 4 months	56,651	9,047
Under legal collection	40,660	39,904

	274,264	85,806

See credit risk analysis in Note 30.1

(j)
Part of the loan portfolio is collateralized with guarantees received from clients, which mainly consist of mortgages, trust assignments, financial instruments as well as industrial commercial pledges.

(k)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2021 and 2020, as follows:

•	Stage 2: Loans with maturity longer or shorter than 30 days, regardless the criteria that caused their classification into Stage 2.

•	Stage 3: Loans with maturity longer or shorter than 90 days, regardless the criteria that caused their classification into Stage 3.

	2021						2020
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	2,825,245	318,953	—	—	2,825,245	318,953	5,718,511	976,357	—	—	5,718,511	976,357
90 days	—	—	1,505	709	1,505	709	—	—	1,136,642	883,880	1,136,642	883,880
Maturity longer than:
30 days	459,359	104,420	—	—	459,359	104,420	565,291	187,795	—	—	565,291	187,795
90 days	—	—	1,335,728	716,114	1,335,728	716,114	—	—	1,337,356	798,560	1,337,356	798,560

Total	3,284,604	423,373	1,337,233	716,823	4,621,837	1,140,196	6,283,802	1,164,152	2,473,998	1,682,440	8,757,800	2,846,592

(k.1)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2021 and 2020, for each classification:

	2021						2020
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Commercial loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	1,663,448	60,842	—	—	1,663,448	60,842	2,769,968	112,532	—	—	2,769,968	112,532
90 days	—	—	134	20	134	20	—	—	28,333	1,108	28,333	1,108
Maturity longer than:
30 days	136,838	17,750	—	—	136,838	17,750	31,802	4,453	—	—	31,802	4,453
90 days	—	—	538,756	195,690	538,756	195,690	—	—	238,464	90,377	238,464	90,377

Total	1,800,286	78,592	538,890	195,710	2,339,176	274,302	2,801,770	116,985	266,797	91,485	3,068,567	208,470

	2021						2020
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Consumer loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	620,485	195,221	—	—	620,485	195,221	1,598,404	735,773	—	—	1,598,404	735,773
90 days	—	—	578	509	578	509	—	—	984,092	822,442	984,092	822,442
Maturity longer than:
30 days	170,429	67,998	—	—	170,429	67,998	432,275	165,829	—	—	432,275	165,829
90 days	—	—	354,382	335,532	354,382	335,532	—	—	719,515	604,028	719,515	604,028

Total	790,914	263,219	354,960	336,041	1,145,874	599,260	2,030,679	901,602	1,703,607	1,426,470	3,734,286	2,328,072

	2021						2020
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Mortgage loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	246,833	33,713	—	—	246,833	33,713	881,913	55,579	—	—	881,913	55,579
90 days	—	—	232	83	232	83	—	—	123,737	59,910	123,737	59,910
Maturity longer than:
30 days	52,083	8,968	—	—	52,083	8,968	75,454	7,203	—	—	75,454	7,203
90 days	—	—	268,296	99,767	268,296	99,767	—	—	319,743	54,169	319,743	54,169

Total	298,916	42,681	268,528	99,850	567,444	142,531	957,367	62,782	443,480	114,079	1,400,847	176,861

	2021						2020
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Small and micro- business loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	294,479	29,177	—	—	294,479	29,177	468,226	72,473	—	—	468,226	72,473
90 days	—	—	561	97	561	97	—	—	480	420	480	420
Maturity longer than:
30 days	100,009	9,704	—	—	100,009	9,704	25,760	10,310	—	—	25,760	10,310
90 days	—	—	174,294	85,125	174,294	85,125	—	—	59,634	49,986	59,634	49,986

Total	394,488	38,881	174,855	85,222	569,343	124,103	493,986	82,783	60,114	50,406	554,100	133,189

(l)	The following tables present the exposure and the expected credit losses by economic sector for direct loans as of December 31, 2021 and 2020:

2021
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage1	Stage 2	Stage 3	Total	Stage1	Stage 2	Stage 3	Total	Stage1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Direct loans
Consumer loans	11,368,625	790,914	354,960	12,514,499	802,421	263,219	336,041	1,401,681	7.1%	33.3%	94.7%	11.2%
Mortgage loans	7,984,860	298,916	268,528	8,552,304	12,669	42,681	99,850	155,200	0.2%	14.3%	37.2%	1.8%
Commerce	4,312,851	587,020	288,015	5,187,886	66,774	56,404	128,780	251,958	1.5%	9.6%	44.7%	4.9%
Manufacturing	4,302,980	357,496	90,736	4,751,212	15,944	8,059	29,627	53,630	0.4%	2.3%	32.7%	1.1%
Professional, scientific and technical activities	3,730,237	183,600	95,722	4,009,559	22,647	9,045	31,143	62,835	0.6%	4.9%	32.5%	1.6%
Communications, storage and transportation	1,212,288	201,274	96,227	1,509,789	13,393	8,637	28,837	50,867	1.1%	4.3%	30.0%	3.4%
Agriculture	1,726,488	39,153	11,722	1,777,363	2,547	342	1,672	4,561	0.1%	0.9%	14.3%	0.3%
Electricity, gas, water and oil	863,358	55,895	260	919,513	2,856	439	161	3,456	0.3%	0.8%	61.9%	0.4%
Leaseholds and real estate activities	487,331	172,016	35,160	694,507	3,701	1,789	12,451	17,941	0.8%	1.0%	35.4%	2.6%
Construction and infrastructure	651,956	69,781	50,175	771,912	4,747	9,451	24,781	38,979	0.7%	13.5%	49.4%	5.0%
Others	3,881,507	97,500	20,671	3,999,678	8,757	4,815	10,237	23,809	0.2%	4.9%	49.5%	0.6%

Total direct loans	40,522,481	2,853,565	1,312,176	44,688,222	956,456	404,881	703,580	2,064,917	2.4%	14.2%	53.6%	4.6%

2020
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage1	Stage 2	Stage 3	Total	Stage1	Stage 2	Stage 3	Total	Stage1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Direct loans
Consumer loans	7,681,889	2,030,679	1,703,607	11,416,175	85,321	901,602	1,426,470	2,413,393	1.1%	44.4%	83.7%	21.1%
Mortgage loans	6,320,420	957,367	443,480	7,721,267	11,123	62,782	114,079	187,984	0.2%	6.6%	25.7%	2.4%
Commerce	4,507,639	713,080	121,161	5,341,880	24,187	88,353	52,798	165,338	0.5%	12.4%	43.6%	3.1%
Manufacturing	3,620,700	454,798	59,896	4,135,394	10,973	24,617	21,186	56,776	0.3%	5.4%	35.4%	1.4%
Professional, scientific and technical activities	3,744,307	251,939	26,744	4,022,990	15,209	12,549	8,741	36,499	0.4%	5.0%	32.7%	0.9%
Communications, storage and transportation	1,374,402	411,371	51,400	1,837,173	6,146	22,008	16,265	44,419	0.4%	5.3%	31.6%	2.4%
Agriculture	1,379,700	103,184	336	1,483,220	1,726	1,781	119	3,626	0.1%	1.7%	35.4%	0.2%
Electricity, gas, water and oil	757,907	314,483	—	1,072,390	1,291	8,944	—	10,235	0.2%	2.8%	—	1.0%
Leaseholds and real estate activities	837,719	98,070	2,258	938,047	13,063	3,318	1,208	17,589	1.6%	3.4%	53.5%	1.9%
Construction and infrastructure	662,430	245,735	28,218	936,383	3,806	4,683	15,394	23,883	0.6%	1.9%	54.6%	2.6%
Others	4,006,165	163,984	6,836	4,176,985	7,396	14,570	3,143	25,109	0.2%	8.9%	46.0%	0.6%

Total direct loans	34,893,278	5,744,690	2,443,936	43,081,904	180,241	1,145,207	1,659,403	2,984,851	0.5%	19.9%	67.9%	6.9%

(m)	The following tables present the exposure and the expected credit losses by economic sector for indirect loans as of December 31, 2021 and 2020:

2021
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Indirect loans
Commerce	238,699	1,726	80	240,505	382	78	51	511	0.2%	4.5%	63.8%	0.2%
Manufacturing	409,193	357	—	409,550	288	4	—	292	0.1%	1.1%	0.0%	0.1%
Professional, scientific and technical activities	1,200,833	50,564	402	1,251,799	1,651	992	48	2,691	0.1%	2.0%	11.9%	0.2%
Communications, storage and transportation	565,359	110,311	—	675,670	416	174	—	590	0.1%	0.2%	0.0%	0.1%
Agriculture	3,190	4	16	3,210	2	—	2	4	0.1%	0.0%	12.5%	0.1%
Electricity, gas, water and oil	143,789	—	—	143,789	89	—	—	89	0.1%	0.0%	0.0%	0.1%
Leaseholds and real estate activities	72,809	16,187	—	88,996	412	250	—	662	0.6%	1.5%	0.0%	0.7%
Construction and infrastructure	501,712	168,980	24,559	695,251	4,785	4,721	13,142	22,648	1.0%	2.8%	53.5%	3.3%
Others	848,778	82,910	—	931,688	569	12,273	—	12,842	0.1%	14.8%	0.0%	1.4%

Total indirect loans	3,984,362	431,039	25,057	4,440,458	8,594	18,492	13,243	40,329	0.2%	4.3%	52.9%	0.9%

2020
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Indirect loans
Commerce	189,119	31,163	737	221,019	502	440	283	1,225	0.3%	1.4%	38.4%	0.6%
Manufacturing	238,672	7,790	19	246,481	481	87	13	581	0.2%	1.1%	68.4%	0.2%
Professional, scientific and technical activities	891,772	21,881	2,270	915,923	3,656	477	514	4,647	0.4%	2.2%	22.6%	0.5%
Communications, storage and transportation	603,710	143,854	130	747,694	1,004	274	86	1,364	0.2%	0.2%	66.2%	0.2%
Agriculture	20,679	21	—	20,700	72	1	—	73	0.3%	4.8%	—	0.4%
Electricity, gas, water and oil	152,812	7,986	—	160,798	244	62	—	306	0.2%	0.8%	—	0.2%
Leaseholds and real estate activities	81,405	24,098	—	105,503	1,521	358	—	1,879	1.9%	1.5%	—	1.8%
Construction and infrastructure	750,220	194,386	26,788	971,394	6,486	4,837	22,061	33,384	0.9%	2.5%	82.4%	3.4%
Others	1,114,368	107,933	118	1,222,419	1,775	12,409	80	14,264	0.2%	11.5%	67.8%	1.2%

Total indirect loans	4,042,757	539,112	30,062	4,611,931	15,741	18,945	23,037	57,723	0.4%	3.5%	76.6%	1.3%

The Group decided to apply the expert judgment to perform migrations of clients with higher risk from Stage 1 to Stage 2 and Stage 3, and from Stage 2 to Stage 3 to capture the uncertainty and risks due to the pandemic situation. These migrations to higher risk Stages led to incur in a higher provision for expected losses during 2020. During 2021, the Group decided to apply a new expert judgment; see Note 30.1(d.7).